Share capital (Details 1) (CAD)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance (in shares)	5,557,028	7,400,000
Granted (in shares)		310,000
Exercised (in shares)	(148,415)	(1,868,123)
Forfeited (in shares)	(175,000)	(184,849)
Expired (in shares)		(100,000)
Options outstanding, ending balance (in shares)	5,233,613	5,557,028
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, beginning balance	1.29	1.26
Granted		1.7
Exercised	1.09	1.23
Forfeited	1.35	1.32
Expired		1.23
Options outstanding, ending balance	1.29	1.29